Cover	May 17, 2024
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	Phio Pharmaceuticals Corp.
Entity Central Index Key	0001533040
Entity Tax Identification Number	45-3215903
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Apex Drive, Suite 300A,
Entity Address, Address Line Two	PMB 2006
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	(508)
Local Phone Number	767-3861
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	May 17, 2024